FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	he following tables set forth by level within the fair value hierarchy individual investments that represent the Plan’s net assets as of December 31, 2025 and 2024:

Investments in the fair value hierarchy: (a)	December 31,
	2025	2024
Mutual funds	$604,034,466	$516,591,992
MasTec, Inc. common stock	$241,764,546	$154,448,893
Money market funds	$42,026,459	$10,268,513
	$887,825,471	$681,309,398

Investments measured at net asset value: (b)

Stable value funds	$—	$28,720,117
	$—	$28,720,117
(a)Mutual funds, MasTec, Inc. common stock and money market funds have been classified within Level 1 of the fair value hierarchy. MasTec, Inc. stock is valued at its quoted price on the last business day of the Plan year.
(b)In accordance with Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of the net assets available for benefits.
As of December 31, 2025, the Plan held no investments measured using net asset value per share as a practical expedient.
December 31, 2024

	Fair Value	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Stable value funds	$28,720,117	N/A	Daily	Annually